Acquisitions and divestitures (Details Narrative) - USD ($) $ in Millions	1 Months Ended						12 Months Ended
	Aug. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Dec. 21, 2021	Jun. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 22, 2022
IfrsStatementLineItems [Line Items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							$ 1,121
Reclassification adjustments on exchange differences on translation, net of tax		$ 140					4,830	$ 4,749	$ 135
Working capital adjustments							9
Non-current assets net							214
Fair Value Adjustment on Property, Plant And Equipment, Recognised as of Acquisition Date							$ 916
Reclassification adjustments on exchange differences on translation, net of tax		$ 37
Proportion of voting rights held in joint venture							29.60%
Outstanding net debt							$ 202
Impairment loss			$ 589
Impairment loss							882
Gains losses on exchange differences on translation, net of tax	$ 1,543						1,608	4,326
Vale Nouvelle Caledonie S. A. S. [Member]
IfrsStatementLineItems [Line Items]
Reclassification adjustments on exchange differences on translation, net of tax							1,132
Non-current assets net								98
Vale Shipping Holding [Member]
IfrsStatementLineItems [Line Items]
Gains on Disposals of Equity Method Investments including Cumulative Translation Adjustments							$ 771
Option Exercised Vli Shares [Member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in joint venture							8.00%
Henan Longyu Energy Resources [Member]
IfrsStatementLineItems [Line Items]
Total cash consideration							$ 156
Gains losses on exchange differences on translation, net of tax									116
Ferroalloys [Member]
IfrsStatementLineItems [Line Items]
Total cash consideration							40	25
Sale of the assets							11
Impairment loss							10	10	$ 76
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation								$ 2,511
Net income from discontinued operations							2,060
Reclassification adjustments on exchange differences on translation, net of tax							3,072
Derecognition of noncontrolling interest							585
Working capital adjustments							$ 589
Discontinued operations [member] | Vulcan Minerals
IfrsStatementLineItems [Line Items]
Receivable from coal net assets					$ 270
Royalty consideration, term					10 years
Discontinued operations [member] | Nucor Corporation [Member] | Disposal Of Joint Venture [Member]
IfrsStatementLineItems [Line Items]
Gains on Disposals of Equity Method Investments including Cumulative Translation Adjustments				$ 292
Discontinued operations [member] | Nucor Corporation [Member] | California Steel Industries, Inc
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in joint venture							50.00%
Discontinued operations [member] | Nucor Corporation [Member] | Disposal Of Joint Venture [Member]
IfrsStatementLineItems [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities							$ 437
Gains on Disposals of Equity Method Investments including Cumulative Translation Adjustments							292
Gains on disposals of investments							142
Reclassification Adjustments on Translation from Stockholders Equity to Income Statement							150
Discontinued operations [member] | Arcelor Mittal [Member] | Disposal Of Joint Venture [Member]
IfrsStatementLineItems [Line Items]
Gains on Disposals of Equity Method Investments including Cumulative Translation Adjustments							2,200
Outstanding net debt							2,200
Impairment loss							$ 135
Vale Mocambique
IfrsStatementLineItems [Line Items]
Loss due to negative reserves						$ 1,666
Vale Mocambique | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Percentage of voting interest acquired						15.00%
Loss due to negative reserves						$ 331
Ownership interest in subsidiary (as a percent)						95.00%
Nacala Corridor Holding [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Percentage of voting interest acquired						50.00%
Settlement of loans with third parties						$ 2,517				$ 2,517
Loss on pre-existing relationship						771
Fair Value Adjustment on Property, Plant And Equipment, Recognised as of Acquisition Date						$ 441
Total cash consideration										$ 2,517